REIMBURSEMENT RIGHTS AND OBLIGATIONS - Additional information (Details) R$ in Thousands	1 Months Ended	12 Months Ended
	Sep. 30, 2021 BRL (R$) installment	Dec. 31, 2021 BRL (R$)	Dec. 31, 2020 BRL (R$)	Dec. 31, 2019 BRL (R$)	Dec. 31, 2018 BRL (R$)
Disclosure of reimbursement rights [line items]
Amount receivable		R$ 6,088,056	R$ 7,033,556
Loans and financing		44,015,645	47,002,033	R$ 47,899,641	R$ 54,841,027
Reimbursement rights	R$ 6,270,571	R$ 6,396,234	5,588,131
Percentage of right to be reimbursed		50.00%
Final result of the inspection and monthly reprocessing underpaid	3,364,072
Provision for ANEEL - CCC		R$ 498,630	63,525	R$ (53,063)
Verified expenses with the acquisition of fuels not reimbursed	R$ 2,906,499
Number of monthly installments | installment	60
Balance generated by electric power trading operations under PROINFA		R$ 536,912	R$ 546,134
Energisa Rondonia
Disclosure of reimbursement rights [line items]
Amount receivable	R$ 806,574
Final result of the inspection and monthly reprocessing underpaid	116,273
Energisa Acre
Disclosure of reimbursement rights [line items]
Loans and financing	97,529
Roraima Energia S.A
Disclosure of reimbursement rights [line items]
Loans and financing	29,688
Amount approved for the inspection process	R$ 21,289